Schedule of Maturity of Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Total Amount Maturing [Member]
Short-Term Debt [Line Items]
2023	$ 30,977
2024	10,224
2025	8,425
2026	3,514
2027 and thereafter	513
Total	53,653
Public Offering [Member]
Short-Term Debt [Line Items]
2023	5,830
2024	6,119
2025	8,008
2026	1,619
2027 and thereafter
Total	21,576
Other Unsecured [Member]
Short-Term Debt [Line Items]
2023	2,540
2024	4,087
2025	398
2026	1,875
2027 and thereafter
Total	8,900
Secured Borrowings [Member]
Short-Term Debt [Line Items]
2023	22,607
2024	18
2025	19
2026	20
2027 and thereafter	513
Total	$ 23,177